Summary of Significant Accounting Policies - Suppliers Accounted for 10% or More of Research and Development Expenses and Inventory Purchases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Significant Accounting Policies [Line Items]
Research and development expenses	$ 142,221	$ 120,278	$ 39,342
Research and Development Expenses | Concentration of Suppliers | A
Significant Accounting Policies [Line Items]
Research and development expenses			7,652
Research and Development Expenses | Concentration of Suppliers | B
Significant Accounting Policies [Line Items]
Research and development expenses			$ 7,104
Research and Development Expenses | Concentration of Suppliers | C
Significant Accounting Policies [Line Items]
Research and development expenses		25,515
Research and Development Expenses | Concentration of Suppliers | D
Significant Accounting Policies [Line Items]
Research and development expenses		$ 14,664
Research and Development Expenses | Concentration of Suppliers | E
Significant Accounting Policies [Line Items]
Research and development expenses	27,966
Research and Development Expenses | Concentration of Suppliers | F
Significant Accounting Policies [Line Items]
Research and development expenses	$ 18,362